OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of other non-current assets [text block] [Abstract]
Disclosure of other non-current assets [text block]

24   OTHER ASSETS

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Settlement balances	490	223	437	150
Investments in joint ventures and associates	3	5	5	5
Other assets and prepayments	2,034	2,011	556	694
Total other assets	2,527	2,239	998	849